Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account		$ 218	$ 218
Forward Purchase Agreement Derivative Asset		230
Total assets, at fair value		448
Public Warrants		575
Private Placement Warrants		96
Total warrant liabilities, at fair value		671
Contingently convertible notes payable, including accrued interest	[1]		1,152
SAFEs			29,190
Total liabilities, at fair value			30,342
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account		218	218
Forward Purchase Agreement Derivative Asset
Total assets, at fair value		218
Public Warrants		575
Private Placement Warrants		96
Total warrant liabilities, at fair value		671
Contingently convertible notes payable, including accrued interest	[1]
SAFEs
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account
Forward Purchase Agreement Derivative Asset
Total assets, at fair value
Public Warrants
Private Placement Warrants
Total warrant liabilities, at fair value
Contingently convertible notes payable, including accrued interest	[1]
SAFEs
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account
Forward Purchase Agreement Derivative Asset		230
Total assets, at fair value		230
Public Warrants
Private Placement Warrants
Total warrant liabilities, at fair value
Contingently convertible notes payable, including accrued interest	[1]		1,152
SAFEs			29,190
Total liabilities, at fair value			$ 30,342

[1]	Elected the fair value option of accounting as discussed in Note 2.